Stock-based Compensation - Schedule of Stock-based Compensation Recorded in Consolidated Statements of Operation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation expense	$ 10,333	$ 372	$ 32,202	$ 814
Research and Development Expense [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation expense	3,179	152	339	190
General and Administrative Expense [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation expense	7,141	$ 220	$ 31,863	$ 624
Selling and Marketing Expense [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total stock-based compensation expense	$ 13